INCOME TAXES - Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets (liabilities)
Property and equipment	$ (4,801)	$ (3,515)
Non capital loss carry-forwards	114,744	101,340
Capital loss carry-forwards	2,160	3,284
Scientific research and development expenses and credits	28,932	25,437
Reserves and other	24,533	19,777
Investments	(1,309)	(1,106)
Acquired intangibles	(9,468)	(6,591)
Lease liabilities	4,219	6,144
Future income tax assets ,Total	159,010	144,770
Valuation allowance	168,133	147,912
Deferred income tax assets (liabilities)	(9,123)	(3,142)
Assets
Non-current	1,135	1,779
Liabilities
Non-current	(10,258)	(4,921)
Deferred income tax assets (liabilities)	$ (9,123)	$ (3,142)